LMCG Global Market Neutral Fund
LMCG Global Market Neutral Fund
Investment Objective
LMCG Global Market Neutral Fund (the "Fund") seeks capital appreciation independent of equity market conditions.
Fees and Expenses
This table describes the expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses - LMCG Global Market Neutral Fund		Institutional Shares	Investor Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		3.63%	4.48%
Dividend and Interest Expenses on Short Sales	[1]	1.31%	1.45%
Total Annual Fund Operating Expenses		4.63%	5.73%
Fee Waiver and/or Expense Reimbursement	[2]	(1.72%)	(2.43%)
Net Annual Fund Operating Expenses		2.91%	3.30%
[1]	Dividend and interest expenses on short sales occur when the Fund sells a security short to gain the inverse exposure necessary to meet its investment objective.
[2]	LMCG Investments, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 1.60% and 1.85%, respectively, through at least July 31, 2016 (the "Expense Cap"). The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - LMCG Global Market Neutral Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	294	1,243	2,199	4,620
Investor Shares	333	1,490	2,630	5,408

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to achieve the Fund's investment objective by primarily investing in long and short positions in common stocks of companies in the MSCI All Country World IMI Index (the "Index"), which includes securities of companies across large, mid and small cap segments in U.S. and foreign developed and emerging market countries. As of June 30, 2015, the market capitalization range of companies in the Index was $47 million to $734 billion.

The location of companies in which the Fund invests may be determined by a company's country of incorporation, by the location of the securities exchange on which its securities are principally traded, or where it derives the majority of its revenues. The Fund expects to invest primarily in issuers in the U.S. and foreign developed market countries such as Germany, France, United Kingdom, Japan and Hong Kong.

The Fund's investment strategy is centered on fundamental principles and uses well-known investment metrics to evaluate securities in a quantitative framework. Stocks are ranked on a variety of quantitative factors which are used to produce an overall attractiveness score. The Fund takes long positions in companies that the Adviser believes are the most relatively attractive versus their industry peers and short positions in companies that the Adviser believes are the most relatively unattractive versus their peers.

Under normal market conditions, the Fund's long and short positions are expected to be dollar balanced to provide minimal equity market exposure and a low correlation to global equity markets. The Fund's net exposure to beta, sector, market capitalization, region and country will be managed to be relatively neutral. The Fund's market neutral strategy may cause it to experience high portfolio turnover.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Foreign Currency Risk. Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities, which may be determined or quoted in currencies other than the U.S. dollar. This is particularly true when the value of the U.S. dollar is increasing.

Foreign Investments Risk. The value offoreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization, and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

High Portfolio Turnover Risk. The Fund's strategy may result in high portfolio turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Market Neutral Style Risk. During a "bull" market, when most equity securities and long-only mutual funds are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and many other mutual funds. This underperformance is an expected effect of the ongoing hedging techniques that are a core component of the Fund's strategy.

Quantitative Security Selection Risk. To the extent the Fund uses quantitative techniques to generate investment decisions, its processes and security selection can be adversely affected if it relies on erroneous or outdated data. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Segregation Risk. The Fund may be required to segregate assets or enter into offsetting positions in connection with certain investments. Such segregation may not limit the Fund's exposure to loss, and the Fund may not be able to sell the segregated assets when desired.

Short Selling Risk. If the Fund buys back a security it has sold short at a higher price, the Fund will incur a loss on the transaction. Because the loss on a short sale stems from increases in the value of the security sold short, the extent of such loss is theoretically unlimited. Short sales may decrease the liquidity of the Fund and may create leverage, which may cause relatively smaller adverse market movement to have a disproportionate impact on the Fund's performance. Short sales expose the Fund to Segregation Risk, discussed above.

Small and Mid Capitalization Company Risk. Investments in small and mid capitalization companies may be less liquid, and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Tax Risk. In addition to the potential for large capital gain distributions, it is expected that most or all of the gains distributed will be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing the changes in the performance for the past year and how the Fund's average annual returns for one year and since inception periods compare with the Citigroup 3-Month U.S. Treasury Bill Index. The bar chart below shows the performance of the Institutional Class for the calendar year ended December 31, 2014. Updated performance information is available at www.lmcgfunds.com or by calling (877) 591-4667 (toll free).

Performance information represents only past performance, and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of June 30, 2015 was -0.56%.

During the period shown, the highest return for a quarter was 5.58% for the quarter ended September 30, 2014, and the lowest return was 0.00% for the quarter ended December 31, 2014.

Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Returns - LMCG Global Market Neutral Fund	Label	1 Year		Since Inception		Inception Date	[1]
Institutional Shares	Institutional Shares - Return Before Taxes	9.99%	[1]	4.82%	[1]	May 21, 2013
After Taxes on Distributions | Institutional Shares	Institutional Shares - Return After Taxes on Distributions	9.99%		4.82%
After Taxes on Distributions and Sales | Institutional Shares	Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	5.65%		3.69%
Citigroup 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)	Citigroup 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)	0.03%		0.03%
[1]	Investor Shares commenced operations on December 18, 2014. Performance for the 1-year and since inception periods are a blended average annual return which include the returns of Institutional Shares (inception date May 21, 2013) prior to the commencement of operations of Investor Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.